Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of Cash and Cash Equivalents and Restricted Cash - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash held in banks	$ 1,024	$ 2,123
Bank deposits in U.S.$ (annual average interest rates 4.29%% and 0.1%)	2,434	47,822
Total cash and cash equivalents	3,458	49,945
Restricted cash – current – Prepaid expenses and other receivables	113	113
Restricted cash – noncurrent – Other assets	291	299
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 3,862	$ 50,357